Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Intermediate Bond Fund of America
Entity Central Index Key	0000826813
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Intermediate Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class A
Trading Symbol	AIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 1.26% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class A (with sales charge) *	(1.27) %	0.49%	1.48%
Intermediate Bond Fund of America — Class A (without sales charge) *	1.26%	1.00%	1.74%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net asset s (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory
fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class C
Trading Symbol	IBFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 0.55% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class C (with sales charge) *	(0.43) %	0.31%	1.14%
Intermediate Bond Fund of America — Class C (without sales charge) *	0.55%	0.31%	1.14%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an
amendment
to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-1
Trading Symbol	IBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 1.32% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-1 *	1.32%	1.00%	1.72%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund
approved
an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-2
Trading Symbol	IBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 1.55% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class F-2 *	1.55%	1.29%	2.01%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025,
shareholders
of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-3
Trading Symbol	IFBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 1.66% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class F-3 2	1.66%	1.42%	2.27%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	1.78%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index 3	2.18%	1.12%	2.04%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 1.27% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-A (with sales charge) *	(1.26) %	0.50%	1.46%
Intermediate Bond Fund of America — Class 529-A (without sales charge) *	1.27%	1.01%	1.72%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$139	1.39%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 0.50% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-C (with sales charge) *	(0.48) %	0.26%	1.34%
Intermediate Bond Fund of America — Class 529-C (without sales charge) *	0.50%	0.26%	1.34%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529C or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CBOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 1.07% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class 529-E *	1.07%	0.82%	1.53%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$33	0.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 1.57% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-F-2 2	1.57%	1.33%	1.25%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index 3	2.18%	1.12%	1.02%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FIFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 1.61% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Intermediate Bond Fund of America — Class 529-F-3 2	1.61%	1.35%	1.27%
Bloomberg U.S. Aggregate Index 3	1.89%	(0.29) %	(0.17) %
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index 3	2.18%	1.12%	1.02%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-529F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$131	1.31%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 0.58% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-1 *	0.58%	0.34%	1.02%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$130	1.30%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 0.59% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2 *	0.59%	0.35%	1.03%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	REBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$101	1.01%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 0.88% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-2E *	0.88%	0.63%	1.31%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R2E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 1.02% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-3 *	1.02%	0.76%	1.47%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 1.39% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-4 *	1.39%	1.07%	1.78%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R4 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 1.51% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5E *	1.51%	1.25%	1.98%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5E or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 1.61% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-5 *	1.61%	1.37%	2.08%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R5 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Intermediate Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 1.66% for the year ended August 31, 2026. That result compares with a 2.18% gain for the 75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market posted modest returns, with credit spreads near the lower end of their 10-year range. The U.S. economy remained resilient, although a softening labor market prompted the U.S. Federal Reserve to implement three 25-basis-point rate cuts in 2025. After trading in a narrow range in 2025, U.S. Treasury yields moved gradually higher after the start of the Middle East conflict amid persistent inflation concerns and increased government borrowing.
The fund lagged the benchmark. Investments in securitized debt were additive compared to the index. Security selection within investment-grade (BBB/Baa and above) corporates also added slightly to relative results.
Conversely, managers were overweight duration relative to the benchmark, which had a negative impact on results. Curve positioning also detracted from results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Intermediate Bond Fund of America — Class R-6 *	1.66%	1.42%	2.13%
Bloomberg U.S. Aggregate Index †	1.89%	(0.29) %	1.40%
75%/25% Bloomberg U.S. Government/Credit 1-7 Year/Bloomberg U.S. Securitized Index †	2.18%	1.12%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2025
Net Assets	$ 28,696,000,000
Holdings Count | Holding	3,163
Advisory Fees Paid, Amount	$ 57,000,000
Investment Company, Portfolio Turnover	264.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 28,696
Total number of portfolio holdings	3,163
Total advisory fees paid (in millions)	$ 57
Portfolio turnover rate including mortgage dollar roll transactions	264%
Portfolio turnover rate excluding mortgage dollar roll transactions	149%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Less than 0.01%. †Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending August 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended August 31, 2024 and August 31, 2025 and the subsequent interim period through October 10, 2025, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.